Stockholders' Equity and Members' Deficit		9 Months Ended
	May 24, 2021	Sep. 30, 2021
Stockholders' Equity Note [Abstract]
Stockholders' Equity and Members' Deficit
3.	Stockholder’s Equity
The Corporation is authorized to issue 100 shares of Common Stock, par value $0.01 per share. In exchange for $100, the Corporation has issued 1 share of common stock, which is held by Advent International GPE IX Limited Partnership as of May 24, 2021.

12.	Stockholders’ Equity and Members’ Equity
The Company has Class A Common Stock, Class B Common Stock and Preferred Stock. Holders of outstanding shares of Class A Common Stock and Class B Common Stock will vote as a single class on all matters on which stockholders are entitled to vote generally, except as otherwise required by law. Class B Common Stock issued to holders of Definitive OpCo Units that are unvested shall have no vote per share until such time as such Units have vested
.
Class A Common Stockholders are entitled to receive dividends, if declared by our board of directors out of legally available funds. Upon our liquidation, dissolution or winding up and after payment in full of all amounts required to be paid to creditors and to the holders of Preferred Stock having liquidation preferences, if any, the holders of shares of our Class A Common Stock will be entitled to receive pro rata our remaining assets available for distribution.
Class B Common Stockholders are not entitled to economic interests in Definitive Healthcare Corp. and do not have any right to receive dividends or to receive a distribution upon a liquidation or winding up of Definitive Healthcare Corp.
Shares of Preferred Stock have not been issued at September 30, 2021. The board of directors may authorize one or more series of Preferred Stock (including convertible Preferred Stock) and will determine, with respect to any series of Preferred Stock, the voting rights, preferences, participation, or other special rights and limitations.
Under the Amended Definitive OpCo LLC Agreement, the holders of LLC Units have the right to require Definitive OpCo to exchange all or a portion of their LLC Units for newly issued shares of Class A Common Stock, which may consist of unregistered shares, on a one-for-one
basis (subject to customary adjustments, including for stock splits, stock dividends and reclassifications). Shares of Class B Common Stock and their corresponding LLC Units will be canceled on a one-for-one
basis once an exchange has been completed.
As described in Note 1.
Description of Business
, the Company was formed by Advent International (“Advent”) for the purpose of acquiring Definitive Holdco. Upon formation of the Company, two classes of units were established: Class A Units (“Class A Units”) and Class B Units (“Class B Units”), collectively “the Units”.
The table below provides a summary of the number of Class A and Class B units authorized, issued and outstanding as of December 31, 2020, respectively.

December 31, 2020
Class A units:

Authorized, issued and outstanding Class A units	130,245,990
Class B units:
Authorized Class B units	8,088,877
Issued Class B units	3,720,063
Outstanding Class B units (Vested Class B units)	474,920
During 2021, the Company issued 363,516 new Class A units worth $5.8 million, consisting of a capital contribution of $5.5 million and equity-based compensation expense of $0.3 million. Refer to Note 13.
Equity-Based Compensation
for more detail on Class B units.